UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Mar. 04, 2021	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Mar. 04, 2021	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(5,000)
Balance at the end at Jun. 30, 2021	$ 288	24,712	(5,000)	20,000
Balance at the end (in shares) at Jun. 30, 2021	2,875,000
Balance at the beginning at Mar. 29, 2021	$ 0	0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to Sponsor	$ 288	24,712		25,000
Issuance of common stock to Sponsor (in shares)	2,875,000
Net loss			(280,701)	(280,701)
Balance at the end at Dec. 31, 2021	$ 344		(3,334,812)	(3,334,468)
Balance at the end (in shares) at Dec. 31, 2021	3,432,000
Balance at the beginning at Mar. 31, 2021	$ 0	0	0	0
Balance at the beginning (in shares) at Mar. 31, 2021	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to Sponsor	$ 288	24,712		25,000
Issuance of common stock to Sponsor (in shares)	2,875,000
Net loss			(5,000)	(5,000)
Balance at the end at Jun. 30, 2021	$ 288	$ 24,712	(5,000)	20,000
Balance at the end (in shares) at Jun. 30, 2021	2,875,000
Balance at the beginning at Dec. 31, 2021	$ 344		(3,334,812)	(3,334,468)
Balance at the beginning (in shares) at Dec. 31, 2021	3,432,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss			(527,360)	(527,360)
Balance at the end at Mar. 31, 2022	$ 344		(3,862,172)	(3,861,828)
Balance at the end (in shares) at Mar. 31, 2022	3,432,000
Balance at the beginning at Dec. 31, 2021	$ 344		(3,334,812)	(3,334,468)
Balance at the beginning (in shares) at Dec. 31, 2021	3,432,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(1,186,819)
Balance at the end at Jun. 30, 2022	$ 344		(4,521,631)	(4,521,287)
Balance at the end (in shares) at Jun. 30, 2022	3,432,000
Balance at the beginning at Mar. 31, 2022	$ 344		(3,862,172)	(3,861,828)
Balance at the beginning (in shares) at Mar. 31, 2022	3,432,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss			(659,459)	(659,459)
Balance at the end at Jun. 30, 2022	$ 344		$ (4,521,631)	$ (4,521,287)
Balance at the end (in shares) at Jun. 30, 2022	3,432,000